Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 2 – Basis of Presentation and Summary of Significant Accounting Policies

Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of SHF Holdings, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the Company’s financial condition and results of operations for the periods presented.

In connection with the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, management identified conditions that raised substantial doubt about the Company’s ability to continue as a going concern. Those conditions included recurring operating losses, a net loss of approximately $48.3 million (inclusive of significant non-cash charges), limited liquidity relative to near-term obligations, and uncertainty regarding the Company’s ability to satisfy its then-existing indemnification obligations under its Commercial Alliance Agreement (“CAA”) with PCCU.

Liquidity and Going Concern

Liquidity refers to our ability to meet anticipated cash demands, including servicing debt, funding operations, maintaining assets, and covering other routine business expenses. Our primary cash outflows include debt principal and interest repayments, operating costs, and general business expenditures. The main source of our liquidity continues to be cash inflows generated from operational performance. As of December 31, 2025, the Company does not have significant capital investment commitments.

Under Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements, Going Concern, the Company is responsible for evaluating whether conditions or events raise substantial doubt about its ability to meet future financial obligations within one year of the financial statement issuance date. This evaluation involves two steps: (1) assessing whether conditions or events raise substantial doubt about the Company’s ability to continue as a going concern, and (2) if substantial doubt is raised, evaluating whether the Company has plans to mitigate that doubt. Disclosures are required if substantial doubt exists or if the Company’s plans alleviate the doubt.

As of December 31, 2025, the Company has cash and cash equivalents of $6.8 million and net working capital of $5.7 million. The Company has incurred recurring losses from operations and experienced negative cash flows from operations, including an operating loss of $5.4 million and cash used in operating activities of $3.4 million for the year ended December 31, 2025. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date these consolidated financial statements are issued. As of December 31, 2025, management believes our cash and cash equivalents is sufficient enough to meet our financial obligations for the next twelve months.

Management has developed and implemented a series of measures intended to preserve liquidity and support the Company’s ability to meet its obligations during the look-forward period.

Strengthened Revenue Profile. The Second Amended CAA increased the Company’s share of loan program income from approximately 35% to 65% of the PCCU’s loan portfolio. This agreement improves the recurring revenue profile of the Company’s core business on a prospective basis. Additionally, the Company is exploring strategic partnerships with other financial institutions.

Access to Additional Capital. The Company has entered into a $150 million Equity Line of Credit, providing contingent access to additional capital subject to customary conditions.

Expense Management. Management has identified and quantified specific, actionable cost reductions that are within its direct operational control and that it would implement should operating conditions deteriorate below base-case expectations.

Cash Flow Monitoring. Management maintains a 52-week rolling cash flow projection that tracks anticipated expenses, revenues, and ending cash balances against budget. Cash positions are reviewed on a bi-weekly basis to ensure the Company maintains adequate liquidity to fund operations.

Notwithstanding the measures described above, the Company continues to incur operating losses and negative cash flows from operations, and uncertainty remains as to whether these conditions will be fully resolved within the look-forward period. As a result, management has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least twelve months from the date these consolidated financial statements are issued.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the disclosure of contingent assets and liabilities. Material estimates particularly subject to change in the near term include the financial indemnification liability, valuation allowance for deferred tax assets and the fair value of financial instruments including warrant liabilities. Actual results could differ from those estimates.

Reverse Stock Split

The Company effected a reverse stock split of 1-for-20 on March 14, 2025. Unless otherwise stated, all share and per share amounts for all periods presented have been adjusted to reflect the reverse stock split.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, balances due from financial institutions, and investments with original maturities of three months or less.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized when control of promised services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services, following the five-step model under ASC 606.

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Account Fee Income

The Company earns fees for compliance services provided to financial institution customers, including account onboarding fees, account maintenance fees, transaction processing fees, and other account activity fees. These fees are recognized at the point in time when the performance obligation is satisfied and no contingencies exist.

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Investment Income

The Company earns investment income based on interest earned on daily average deposit balances maintained by CRBs at financial institution customers. This income is recognized as earned over the applicable period.

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Loan Program Income

Revenue from loan program income is recognized over the loan period as earned. Under the Commercial Alliance Agreement with PCCU, as amended (the “Amended CAA”), the Company’s share of loan interest income is determined by a loan yield allocation formula and recognized as earned.

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Master Program Agreement Revenue

The Company licenses its proprietary Safe Harbor Program to financial institutions under a Master Program Agreement, which grants a non-exclusive, non-transferable right to use the platform. Revenue under these agreements is recognized over the term of the arrangement as services are provided.

Stock-Based Compensation

The Company measures all equity-based payment arrangements to employees, directors, and non-employee consultants in accordance with ASC 718, Compensation - Stock Compensation. The grant-date fair value of stock-based awards is determined using either the quoted market price of the Company’s Common Stock or the Black-Scholes option valuation model, as appropriate for the instrument type.

Compensation cost for service-based awards is recognized on a straight-line basis over the requisite service period. For performance-based awards, compensation cost is recognized when it becomes probable that the performance condition will be achieved. Forfeitures are recognized as they occur.

For non-employee awards settled in equity including Series B Convertible Preferred Stock and warrants issued to consultants, the Company measures the fair value at the grant date and recognizes the cost over the service period. Where awards are partially vested at issuance, the vested fair value is recorded as a prepaid asset and amortized to expense over the remaining service period.

The Black-Scholes option model incorporates the following assumptions: expected term (using the simplified method as the average of contractual term and vesting period); expected stock price volatility (based on the Company’s historical stock price); risk-free interest rate (based on U.S. Treasury rates for maturities approximating expected lives); and expected dividend yield of zero (as the Company has not paid dividends and does not anticipate doing so in the foreseeable future). Changes in assumptions used to estimate fair value could result in materially different results.

Convertible Debt and Original Issue Discount

The Company accounts for convertible debt instruments under ASC 470-20, Debt with Conversion and Other Options. Debt issuance costs and original issue discounts are recorded as a direct reduction to the carrying amount of the related debt instrument and amortized to interest expense over the contractual term using the effective interest method in accordance with ASC 835-30.

Warrant Liabilities and Derivative Instruments

The Company evaluates all financial instruments, including warrants and conversion features, at issuance to determine whether they should be classified as equity or liabilities under ASC 815-40, Derivatives and Hedging - Contracts in an Entity’s Own Equity, and ASC 480, Distinguishing Liabilities from Equity.

Warrants that do not meet the criteria for equity classification are recorded as liabilities at fair value on the date of issuance. These warrant liabilities are remeasured at fair value at each subsequent reporting date, with changes in fair value recognized in the consolidated statements of operations. Warrants are valued using the Black-Scholes-Merton model.

Preferred Stock - Classification and Measurement

The Company evaluates preferred stock instruments under ASC 480 and ASC 815-40 to determine the appropriate classification between liabilities, mezzanine equity, and permanent equity.

Extinguishment of Liabilities

When a financial liability is extinguished through the issuance of equity instruments, the Company accounts for the transaction under ASC 405-20, Liabilities - Extinguishments of Liabilities, and ASC 470-50, Debt - Modifications and Extinguishments. The equity instruments issued are measured at fair value, and any difference between the carrying amount of the extinguished liability and the fair value of the equity issued is recognized as a gain or loss on extinguishment in the consolidated statements of operations.

Fair Value Measurements

The Company utilizes the fair value hierarchy to apply fair value measurements. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair values that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon its own market assumptions. The basis for fair value measurements for each level within the hierarchy is described below:

Level 1: Quoted prices for identical assets or liabilities in active markets.

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3: Valuations derived from techniques in which one or more significant inputs are unobservable.

Segment Reporting

The Company operates as one reportable segment providing financial services and banking solutions to CRBs under ASC 280, Segment Reporting. The chief operating decision maker, the Company’s Chief Executive Officer, reviews financial information on a consolidated basis when allocating resources and assessing performance.

Financial Assets Measured at Amortized Cost

For financial assets within the scope of ASC 326, the Company measures the allowance for credit losses based on relevant information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions that affect the collectability of the reported amounts. The allowance is deducted from the amortized cost basis of the financial asset on the consolidated balance sheet, and the net amount represents management’s best estimate of the cash flows expected to be collected. Changes in the allowance for credit losses are recognized as credit loss expense or reversal in the consolidated statements of operations.

The Company considers the following factors, among others, in estimating expected credit losses:

●	Historical loss experience and default rates for instruments with similar risk characteristics;
●	The creditworthiness and financial condition of the counterparty;
●	Current and forecasted macroeconomic conditions over the reasonable and supportable forecast period, reverting to historical averages beyond that period; and
●	Collateral arrangements, recourse provisions, and other credit enhancements.

Financial assets are written off against the allowance when management determines that the asset is uncollectible and all reasonable collection efforts have been exhausted. Subsequent recoveries, if any, are credited to the allowance for credit losses.

Contract Asset

The contract asset recognized in connection with the Second Amended CAA with PCCU are not financial asset within the scope of ASC 326. This asset represent costs incurred to fulfill the contract specifically, the cost of assuming the stand-ready guarantee obligation (ASC 460) and the contingent indemnification exposure (ASC 326). The contract asset is amortized on a systematic and rational basis over the contract term consistent with the release of the underlying guarantee exposure. Contract asset are evaluated for impairment under ASC 340-40-35-2 when facts and circumstances indicate the carrying amount may not be recoverable; any impairment is recognized in the period identified and may not be subsequently reversed.

Stand Ready Guarantees – ASC 460

The Company accounts for financial guarantees in accordance with ASC 460, Guarantees. At the inception of a guarantee, the Company recognizes a liability equal to the fair value of the stand-ready obligation assumed. This non-contingent liability represents the value of the obligation undertaken by the Company to stand ready to perform under the guarantee, irrespective of the likelihood that a payment will actually be required.

Subsequent to initial recognition, the stand-ready liability is amortized over the contractual term of the guarantee on a systematic basis that reflects the Company’s release from risk. If, at any reporting date, a contingent loss accrual required under ASC 450, Contingencies, exceeds the unamortized ASC 460 carrying amount, the Company records the higher contingent loss estimate in accordance with that guidance.

Financial Indemnification Liabilities

Under ASC 326-20, the Company recognizes a financial indemnification liability for its indemnification obligation to PCCU under the Second Amended CAA. This liability represents the Company’s up to 65% share of the lifetime expected credit losses on the covered CRB loan portfolio, measured on a probability-weighted basis and updated each reporting period to reflect current conditions and reasonable and supportable forecasts of future economic conditions. The financial indemnification liability methodology considers historical loss experience, borrower-specific credit quality, collateral values, and forward-looking economic assumptions including conditions specific to the cannabis industry.

The financial indemnification liability is measured independently from, and recognized in addition to, the ASC 460 stand-ready guarantee liability. The two liabilities coexist separately on the consolidated balance sheet and do not offset or true up to each other. The ASC 460 liability is fixed at inception and released over the guarantee term, while the financial indemnification liability is dynamic and remeasured each quarter. Changes in the financial indemnification liability are recognized as credit loss expense or credit loss income in the consolidated statements of operations in the period of remeasurement.

Concentration of Risk

The Company’s revenues are concentrated in the United States with a single customer, PCCU, which represented the substantial majority of revenues for the years ended December 31, 2025 and 2024 (see Note 10). Substantially all CRB client deposits are maintained at PCCU, and all fund transmissions to and from those deposit accounts are handled directly by PCCU.

Financial instruments that potentially subject the Company to concentrations of credit risk consist accounts receivable and cash accounts maintained at financial institutions. At times, account balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) coverage limit of $0.3 million.

As of December 31, 2025 and December 31, 2024, the Company had approximately $6.5 million and $2.0 million, respectively, in excess of FDIC coverage. Additionally, amounts due from PCCU represented approximately 97.0% and 87.8% of total accounts receivable as of December 31, 2025 and December 31, 2024, respectively, with balances of approximately $1.0 million at each date. The Company has not experienced losses on these accounts or receivables, and management does not believe the Company is exposed to significant credit risk on such accounts.

Recently Issued Accounting Standards

Standards Adopted in 2025

ASU 2023-09 - Income Taxes (Topic 740): In December 2023, the FASB issued ASU 2023-09, which requires additional disaggregated disclosures in the income tax rate reconciliation and disclosures of income taxes paid by jurisdiction. The standard is effective for annual periods beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements. This is reported on a prospective basis.

ASU 2024-02 - Codification Improvements: In March 2024, the FASB issued ASU 2024-02, which removes references to the FASB Concepts Statements from the Codification. The standard is effective for public entities for years beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements.

ASU 2024-01 – Compensation - Stock Compensation (Topic 718): Profits Interest and Similar Awards: In March 2024, the FASB issued ASU 2024-01, which clarifies whether profits interest and similar awards are subject to ASC 718. The standard is effective for years beginning after December 15, 2024. The Company adopted this standard prospectively as of January 1, 2025. Adoption did not have a material impact on the Company’s financial statements.

Standards Not Yet Adopted

ASU 2024-03 / ASU 2025-01 - Disaggregation of Income Statement Expenses (Subtopic 220-40): In November 2024, the FASB issued ASU 2024-03, subsequently clarified by ASU 2025-01 (January 2025), requiring entities to disaggregate certain income statement expense line items in the footnotes, including purchases of inventory, employee compensation, depreciation, and amortization. The standard is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Company plans to adopt prospectively and does not anticipate a material impact on its financial reporting.

ASU 2024-04 – Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions: In November 2024, the FASB issued ASU 2024-04, which clarifies the accounting for induced conversions of convertible debt. The standard is effective for annual periods beginning after December 15, 2025. The Company plans to adopt prospectively and does not anticipate a material impact on its financial reporting.

ASU 2025-05 - Financial Instruments - Credit Losses (Topic 326): Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient allowing entities to assume current credit conditions remain unchanged for the remaining life of current accounts receivable and current contract assets under ASC 606. The standard is effective for years beginning after December 15, 2025. The Company is currently evaluating the potential impact on its consolidated financial statements.

ASU 2025-08 - Financial Instruments - Credit Losses (Topic 326): Purchased Loans: In December 2025, the FASB issued ASU 2025-08, which expands the population of acquired financial assets subject to the gross-up approach for recognizing credit losses at acquisition. The standard introduces the concept of “purchased seasoned loans” and requires acquired loans (other than credit cards) that have not experienced significant credit deterioration since origination to follow the gross-up approach. The amendments are effective for annual periods beginning after December 15, 2026. Due to the Company’s Second Amended CAA with PCCU, management believes this standard may have a material impact on the Company’s financial statements upon adoption. The Company is currently evaluating the scope and magnitude of that impact.

The Company will continue to monitor the development of accounting standards and intends to adopt them in accordance with their respective effective dates. Additional disclosures will be provided in future filings as the Company completes its assessment.